                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number -811-4007

               SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                        (800) 451-2010 (FOR SMITH BARNEY)
                   (800)-725-6666 (FOR SALOMON BROTHERS FUNDS

                    Date of fiscal year end: OCTOBER 31,2003
                    Date of reporting period: APRIL 30,2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Semi-Annual Report • April 30, 2003

SMITH BARNEY SHORT DURATION
MUNICIPAL INCOME FUND

JOE DEANE

Joseph P. Deane has more than 33 years of securities business experience. He’s been featured in industry publications such as Investors Business Daily and The Wall Street Journal. He is also portfolio manager of the Smith Barney Total Return Bond Fund as well as a number of state-specific municipal bond funds.

DAVID FARE

David Fare has more than 16 years of securities business experience. He has managed California, New York and National Municipal Funds for institutional and private clients.

FUND OBJECTIVE

The Fund seeks to generate high current income exempt from regular federal income tax while preserving capital. The Portfolio invests at least 80% of its net assets in “municipal securities,” which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities.

FUND FACTS

FUND INCEPTION

March 17, 2003

What’s Inside

Letter From the Chairman	1

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	11

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

Your Serious Money. Professionally Managed.® Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

LETTER FROM THE CHAIRMAN

R. JAY GERKEN

Chairman, President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide you with the first shareholder report for the Smith Barney Short Duration Municipal Income Fund (“Fund”) for the period from its inception on March 17, 2003 through April 30, 2003. Annual and semi-annual reports will be sent to you to help keep you informed about market conditions and investment strategies that have affected the Fund’s performance.

We are particularly excited about this new fund because it has enabled us to tap the expertise of its managers, Joe Deane and David Fare, who together have about 50 years of industry experience. In addition to seeking high current income exempt from regular federal income taxation while preserving capital, Joe and Dave seek to maintain a lower average portfolio duration (sensitivity to interest rate movements) of three years or less. Bond portfolios with shorter average durations typically are not as sensitive to interest rate movements as bond portfolios with longer average durations and, therefore, have generally experienced less price erosion in rising interest rate environments. Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Thank you for your investment in the Smith Barney Short Duration Municipal Income Fund.We appreciate that you have entrusted us to manage your money and we value our relationship with you.

Sincerely,

R. Jay Gerken

Chairman, President and Chief Executive Officer

May 20, 2003

1 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)			April 30, 2003

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS—58.3%
General Obligation Bonds—12.3%
$ 150	AAA	Clark County, NV, 5.00% due 6/1/07	$166,704
1,200	AA-	Massachusetts State, 5.375% due 8/1/08(b)	1,355,160
600	AAA	New Haven, CT, 4.00% due 11/1/07	647,256
150	AA	New Jersey State, NJ, 5.25% due 3/1/06	164,871
300	A	New York, NY, 5.00% due 8/1/06	322,893
200	AAA	Passaic County, NJ, 6.00% due 9/1/06	227,520
1,200	AAA	Puerto Rico Commonwealth, 5.50% due 7/1/18	1,359,420
680	AAA	San Angelo, TX, CTFS, 6.25% due 2/15/07	778,484

			5,022,308

Education—15.2%
1,000	AA-	Massachusetts State Health Educational Facilities, 1.85% due 7/1/33(b)	1,000,000
1,000	AAA	Miami Dade County, FL, School Board, CTFS, 5.00% due 8/1/07(b)	1,112,270
500	AA+	Michigan Municipal Bond Authority Revenue, 5.25% due 6/1/07	559,080
420	A	Midview, OH, Local School District, CTFS, 4.00% due 11/1/06	446,565
435	A	Midview, OH, Local School District, CTFS, 4.50% due 11/1/07	470,187
455	A	Midview, OH, Local School District, CTFS, 4.50% due 11/1/08	485,485
1,000	AAA	Natomas School District, CA ,CTFS, 2.50% due 2/1/28(b)	1,012,970
300	AAA	Rutherford County, NC, CTFS, 2.50% due 3/1/06	304,941
400	AAA	Rutherford County, NC, CTFS, 2.375% due 3/1/07	404,016
425	AAA	Rutherford County, NC, CTFS, 2.75% due 3/1/08	429,599

			6,225,113

Housing—1.5%
345	AAA	Clearwater, FL, Housing Authority Revenue, 4.95% due 6/1/07	374,239
200	AA-	New York State Urban Development Corp., Revenue, 5.40% due 1/1/06	218,094

			592,333

Power Revenue—4.5%
1,210	A-	Long Island Power Authority, NY, 5.00% due 6/1/07(b)	1,306,425
500	AAA	Wisconsin Public Power Inc., Revenue, 5.00% due 7/1/07	556,345

			1,862,770

State Agencies—0.8%
300	AAA	New York State, Dormitory Authority, 5.50% due 2/15/07	336,963

Transportation Revenue—3.8%
400	AA	Massachusetts Bay Transportation Authority, 5.60% due 3/1/08	453,848
1,000	A	Puerto Rico Commonwealth Highway + Transportation Authority, 5.00% due 7/1/07	1,094,340

			1,548,188

Water and Sewer Revenue—3.8%
600	AAA	Lower Colorado River Authority, TX, Revenue, 6.00% due 5/15/08	693,720
100	AAA	Metro Government, Nashville, TN, Water Sewer Revenue, 5.00% due 1/1/07(b)	110,150
700	AAA	Montgomery Otsego, Schoharie County, NY, Solid Waste, 3.50% due 1/1/08	732,452

			1,536,322

See Notes to Financial Statements.
2 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)		April 30, 2003

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

Miscellaneous—16.4%
$ 600	A-	Badger Tob Asset Securitization Corp., 5.50% due 6/1/06	$608,202
500	AAA	Blair County, PA, Hospital Authority Revenue, 5.375% due 7/1/06	553,930
1,000	Aaa(a)	Essex County, NJ, Import Authority, 5.00% due 10/1/07(b)	1,118,270
1,030	AAA	Southwest, VA, Regulatory Jail Revenue Authority, 4.00% due 9/1/07	1,113,090
600	AAA	St. Louis, MO, Municipal Finance Corp., Revenue, 4.00% due 7/15/07	645,528
1,000	AA+	Utah County, UT, Hospital Revenue, 5.00% due 5/15/06	1,091,100
1,445	AAA	Waco, TX, Health Facilities Development Corp., 5.00% due 9/1/07	1,605,236

			6,735,356

		TOTAL MUNICIPAL BONDS
		(Identified Cost $23,694,378)	23,859,353

VARIABLE RATE DEMAND NOTES* at AMORTIZED COST—41.7%
700	AAA/A-1+	Burke County, GA, Development Authority Pollution Revenue, 1.35% due 1/4/18	700,000
1,500	AA-/A-1+	California State, 1.35% due 5/1/33	1,500,000
900	Aa1/VMIG-1**	Clarksville, TN, Public Building Authority Revenue, 1.40% due 1/1/33	900,000
1,500	AAA/A-1+	Connecticut State Health & Educational Facility Revenue, 1.30% due 7/1/37	1,500,000
500	AAA/A-1+	East Baton Rouge, LA, Pollution Control Revenue, 1.28% due 3/1/22	500,000
1,500	AAA/A-1+	Gulf Coast Waste Disposal Authority, TX, AMT, 1.35% due 6/1/25	1,500,000
1,500	AAA/A-1+	Illinois Health Facilities Authority Revenue, 1.45% due 8/15/26	1,500,000
800	Aa2/VMIG-1**	Jackson County, MS, Pollution Control Revenue, 1.40% due 12/1/16	800,000
1,700	AAA/A-1+	Kansas City, MO, Industrial Development Authority Revenue, 1.35% due 4/1/27	1,700,000
500	AAA/A-1+	Lower Neches Valley, TX, Authority Revenue, AMT, 1.35% due 11/2/29	500,000
600	AAA/A-1+	New Jersey Economic Development Water Authority Revenue, 1.30% due 11/1/26	600,000
600	AAA/A-1+	New York, NY, 1.35% due 8/15/22	600,000
1,100	AA/A-1+	Orange County, CA, Sanitation Districts, CTFS, 1.35% due 8/1/29	1,100,000
1,500	AAA/A-1+	Philadelphia, PA, Hospital & Higher Educational Facilities Revenue, 1.35% due 7/1/31	1,500,000
700	A-/A-1+	Port Authority, New York & New Jersey Special Obligation Revenue, 1.28% due 6/1/20	700,000
1,500	AAA/A-1+	Valdez, AK, Marine Terminal Revenue, 1.30% due 10/1/25	1,500,000

		TOTAL VARIABLE RATE DEMAND NOTES*
		(Identified Cost $17,100,000)	17,100,000

		TOTAL INVESTMENTS—100%
		(Identified Cost $40,794,378)	$40,959,353

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by a double asterisk (**), are rated by Moody’s Investors Service
(b)	Security is segregated as collateral for open futures contracts.
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.
AMT - Subject to Alternative Minimum Tax

See Notes to Financial Statements.
3 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)	April 30, 2003

ASSETS:
Investments at value (Identified Cost, $23,694,378)	$23,859,353
Short-term holdings at amortized cost (Identified Cost, $17,100,000)	17,100,000
Cash	265,344
Receivable for shares of beneficial interest sold	1,384,267
Receivable from the Manager (Note 7)	61,274
Interest receivable	134,966

Total Assets	42,805,204

LIABILITIES:
Payable for investments purchased	6,393,065
Payable to broker — variation margin	27,656
Distribution fees payable (Note 3)	9,109
Dividends payable	4,649
Accrued expenses and other liabilities	75,137

Total Liabilities	6,509,616

Net Assets	$36,295,588

NET ASSETS:
Par value of shares of beneficial interest	$72
Capital paid in excess of par value	36,165,872
Accumulated net realized gains from investments and futures contracts	16,700
Net unrealized appreciation of investments and futures contracts	112,944

Total Net Assets	$36,295,588

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($19,927,139/3,971,469 shares outstanding)	$5.02
Offering Price per share ($5.02 ÷ 0.98)	$5.12	*

Class B Shares:
Net Asset Value per share and offering price ($1,273,400/253,771 shares outstanding)	$5.02	**

Class L Shares:
Net Asset Value per share ($15,095,049/3,007,707 shares outstanding)	$5.02

*	Based upon single purchases of less than $500,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
4 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Statement of Operations (unaudited)

For the Period March 17, 2003 (Commencement of Operations) to April 30, 2003

INVESTMENT INCOME:
Interest income	$ 43,519

EXPENSES:
Management fee (Note 3)	14,784
Distribution fees Class A (Note 3)	3,012
Distribution fees Class B (Note 3)	621
Distribution fees Class L (Note 3)	5,856
Transfer agent fees	30,000
Custody and fund accounting fees	20,000
Shareholder reports	8,556
Blue sky fees	8,444
Audit fees	5,714
Legal fees	4,308
Trustees fees	68
Other	3,389

Total Expenses	104,752
Less: Aggregate amount waived by the Manager (Note 3)	(14,784)
Less: Expenses assumed by the Manager (Note 7)	(61,274)

Net Expenses	28,694

Net Investment Income	14,825

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gains from investments and futures contracts	16,700
Increase in unrealized appreciation on investments and futures contracts	112,944

Net Realized and Unrealized Gain on Investments and Futures Contracts	129,644

Increase in Net Assets From Operations	$144,469

See Notes to Financial Statements.
5 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

March 17, 2003
(Commencement of Operations)
to April 30, 2003
(unaudited)

OPERATIONS:
Net investment Income	$14,825
Net realized gains from investments and futures contracts	16,700
Increase in unrealized appreciation on investments and futures contracts	112,944

Net Increase in Net Assets Resulting From Operations	144,469

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income — Class A	(11,411)
Net investment income — Class B	(407)
Net investment income — Class L	(3,007)

Decrease in Net Assets From Distributions to Shareholders	(14,825)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Class A
Net proceeds from sale of shares	29,876,150
Net asset value of shares issued to shareholders from reinvestment of distributions	7,170
Cost of shares repurchased	(10,023,362)

Total Class A	19,859,958

Class B
Net proceeds from sale of shares	1,267,382
Net asset value of shares issued to shareholders from reinvestment of distributions	161
Cost of shares repurchased	—

Total Class B	1,267,543

Class L
Net proceeds from sale of shares	16,076,578
Net asset value of shares issued to shareholders from reinvestment of distributions	2,042
Cost of shares repurchased	(1,040,177)

Total Class L	15,038,443

Net Increase in Net Assets From Transactions in Shares of Beneficial Interest	36,165,944

Net Increase in Net Assets	36,295,588

NET ASSETS:
Beginning of period	—

End of period	$36,295,588

See Notes to Financial Statements.
6 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of the Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.The Fund commenced operations on March 17, 2003.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”) a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the average daily net assets. This fee is calculated daily and paid monthly.The management fee amounted to $14,784, all of which was voluntarily waived for the period March 17, 2003 (Commencement of Operations) through April 30, 2003.

Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the period March 17, 2003 (Commencement of Operations) through April 30, 2003, the Fund paid no transfer agent fees to CTB.

7 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Citigroup Global Markets Inc. (“CGM”) (formerly known as Salomon Smith Barney Inc.) another subsidiary of Citigroup, acts as the Fund’s distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There is a maximum initial sales charges of 2.00% for Class A.There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines by 1.00% per year until no CDSC is incurred.

For the period March 17, 2003 (Commencement of Operations) through April 30, 2003, CGM received sales charges of approximately $41,000 on sales of the Fund’s Class A shares.

In addition, for the period March 17, 2003 (Commencement of Operations) through April 30, 2003, CDSCs paid to CGM were approximately:

	Class A	Class B

CDSCs	$0	$0

Pursuant to a Service Plan, the Fund pays a distribution/service fee calculated at the annual rate not to exceed 0.15% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class A shares, and not to exceed 0.50% of the average daily net assets of the Fund attributable to that class in the case of the Plans relating to Class B and Class L shares. For the period March 17, 2003 (Commencement of Operations) through April 30, 2003, total Service Plan fees incurred were:

	Class A	Class B	Class L

Distribution Plan Fees	$3,012	$621	$5,856

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the period March 17, 2003 (Commencement of Operations) through April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$23,708,673

Sales	$—

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$172,703
Gross unrealized depreciation	(7,728)

Net unrealized appreciation	$164,975

8 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker.Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading.Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract.The Fund enters into such contracts to hedge a portion of its portfolio.The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2003, the Fund had the following open futures contracts:

	# of		Basis	Market	Unrealized
Contracts	Contracts	Expiration	Value	Value	Loss

5 Year (Sell)	59	6/03	(6,659,219)	(6,711,250)	(52,031)

6. Shares of Beneficial Interest

At April 30, 2003, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:
March 17, 2003
(Commencement
of Operations) to
April 30, 2003
(unaudited)

Class A*
Shares sold	5,974,703
Shares issued on reinvestment	1,430
Shares repurchased	(2,004,664)

Net Increase	3,971,469

Class B**
Shares sold	253,739
Shares issued on reinvestment	32
Shares repurchased	—

Net Increase	253,771

Class L***
Shares sold	3,215,100
Shares issued on reinvestment	407
Shares repurchased	(207,800)

Net Increase	3,007,707

*	March 17, 2003 (Commencement of Operations)
**	March 19, 2003 (Commencement of Operations)
***	March 18, 2003 (Commencement of Operations)

9 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

7. Assumption of Expenses

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the period March 17, 2003 (Commencement of Operations) through April 30, 2003, which amounted to $61,274, to maintain a voluntary expense limitation of average daily net assets of 0.75%, 1.10% and 1.10% for Class A, Class B and Class L shares, respectively. These voluntary expense limitations may be discontinued at any time.

10 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:	March 17, 2003
	(Commencement
	of Operations) to
	April 30, 2003
Class A Shares	(unaudited)

Net Asset Value, Beginning of Period	$5.00

Income From Operations:
Net investment income	0.004	†
Net realized and unrealized gain	0.020

Total From Operations	0.024

Less Distributions From:
Net investment income	(0.004)

Net Asset Value, End of Period	$5.02

Total Return	0.47	%**

Net Assets, End of Period (000s)	$19,927

Ratios to Average Net Assets:
Expenses	0.75	%*
Net investment income	0.57	%*

Portfolio Turnover Rate		—%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share	$(0.010	)†
Ratios:
Expenses to average net assets	3.06	%*
Net investment loss to average net assets	(1.74	)%*

*	Annualized
**	Not Annualized
†	Per share amounts have been calculated using the average shares method.

See Notes to Financial Statements.
11 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:	March 19, 2003
	(Commencement
	of Operations) to
	April 30, 2003
Class B Shares	(unaudited)

Net Asset Value, Beginning of Period	$5.00

Income From Operations:
Net investment income	0.002	†
Net realized and unrealized gain	0.020

Total From Operations	0.022

Less Distributions From:
Net investment income	(0.002)

Net Asset Value, End of Period	$5.02

Total Return	0.43	%**

Net Assets, End of Period (000s)	$1,273

Ratios to Average Net Assets:
Expenses	1.10	%*
Net investment income	0.22	%*

Portfolio Turnover Rate		—%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share	$(0.011	)†
Ratios:
Expenses to average net assets	3.41	%*
Net investment loss to average net assets	(2.09	)%*

*	Annualized
**	Not Annualized
†	Per share amounts have been calculated using the average shares method.

See Notes to Financial Statements.
12 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:	March 18, 2003
	(Commencement
	of Operations) to
	April 30, 2003
Class L Shares	(unaudited)

Net Asset Value, Beginning of Period	$5.00

Income From Operations:
Net investment income	0.001	†
Net realized and unrealized gain	0.020

Total From Operations	0.021

Less Distributions From:
Net investment income	(0.001)

Net Asset Value, End of Period	$5.02

Total Return	0.42	%**

Net Assets, End of Period (000s)	$15,095

Ratios to Average Net Assets:
Expenses	1.10	%*
Net investment income	0.22	%*

Portfolio Turnover Rate		—%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share	$(0.011	)†
Ratios:
Expenses to average net assets	3.41	%*
Net investment loss to average net assets	(2.09	)%*

*	Annualized
**	Not Annualized
†	Per share amounts have been calculated using the average shares method.

See Notes to Financial Statements.
13 Smith Barney Short Duration Municipal Income Fund | 2003 Semi-Annual Report to Shareholders

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SMITH BARNEY

SHORT DURATION MUNICIPAL INCOME FUND

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

OFFICERS
R. Jay Gerken* President and Chief Executive Officer Lewis E. Daidone* Senior Vice President and Chief Administrative Officer Frances M. Guggino* Controller Robert I. Frenkel* Secretary

* Affiliated Person of Investment Manager

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank & Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Smith Barney Short Duration Municipal Income Fund

This report is submitted for general information of the shareholders of Smith Barney Short Duration Municipal Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SHORT DURATION
MUNICIPAL INCOME FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02771 6/03	03-4976

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the
               Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b)   In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT        Certifications pursuant to section 302
                                of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT     Certifications pursuant to Section 906 of
                                the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Date:    JUNE 17, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Date:    June 11, 2003

By:      /s/LEWIS E. DAIDONE
         Chief Administrative Officer of
         SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Date:    JUNE 17, 2003